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Amplify Natural Resources Dividend Income ETF
AMPLIFY NATURAL RESOURCES DIVIDEND INCOME ETF
INVESTMENT OBJECTIVE

The Amplify Natural Resources Dividend Income ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Natural Resources Dividend Income Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Natural Resources Dividend Income ETF Amplify Natural Resources Dividend Income ETF
Management Fees	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.59%

EXAMPLE

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Natural Resources Dividend Income ETF | Amplify Natural Resources Dividend Income ETF | USD ($)	60	189	329	738

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2023, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index, which primarily include common stocks and/or depositary receipts. Using an indexing investment approach, the Fund attempts to replicate, before fees and expenses, the performance of the Index. The Fund generally will use a replication methodology, meaning it will invest in all of the underlying securities comprising the Index in proportion to each security’s weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the underlying securities in the Index. The Fund’s investment sub-adviser, Toroso Investments, LLC (“Toroso,” the “Sub-Adviser”) manages the investment of the Fund’s assets. The index provider is EQM Indexes LLC. (“EQM” or the “Index Provider”). The Index Provider is not affiliated with the Fund, the Fund’s investment adviser, Amplify Investments LLC (the “Adviser”), or the Sub-Adviser.

The Index is a gross total return index that seeks to provide investment exposure to dividend-paying equity securities of global companies (including master limited partnerships) operating primarily in the following natural resource, commodity-related industries: energy (oil, gas & consumable fuels); chemicals; agriculture; precious and industrial metals & mining; paper products; and timber. The initial universe of eligible securities is comprised of dividend-paying U.S. exchange-listed equities trading on a major U.S. exchange, or dividend-paying U.S. over-the-counter (“OTC”) listed American depositary receipt (“ADR”). The Index then performs the following screens to formulate the securities that comprise the Index:

●	constituent business operations must derive more than 50% of their revenues in one of the following natural resource, commodity-related industries: energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber;

●	constituent securities must have a market capitalization of at least $5 billion or at least $4 billion in market capitalization provided the constituent pays a dividend in the next 90 days;

●	constituent securities must have an average daily traded value of at least $2 million over the last six months;

●	constituent securities must have an indicated dividend yield of at least 3% annually; and

●	constituent securities must be eligible for investment without restriction as determined by the Index Provider. Currently such restriction includes, but is not limited to, a prohibition on Russia as the country of domicile for the constituent security.

All securities that meet the above screens are selected as constituents of the Index. If a company has more than one share class that qualifies for membership in the Index, the most liquid share class of the security will be selected.

Index constituents are weighted according to their indicated dividend yield. To avoid undue concentration, the initial weights of Index constituents are capped at a maximum weight of 5% at the time of rebalance. The Index is rebalanced and reconstituted quarterly in January, April, July and October on the last Wednesday of such month after the market close. The selection date used as a reference for the determination of the Index constituents and/or weightings occurs at the close of business at least 5 trading days prior to the rebalancing/reconstitution date. New constituents are eligible for inclusion at the time or rebalance provided such component meets all other index eligibility requirements. Existing constituents failing to meet the criteria of the Index at the time of rebalance will continue to be held if the existing component is expected to pay, but has not yet distributed, its ordinary dividend. Between reconstitutions, deletions can occur due to corporate actions such as acquisitions, mergers, and spin-offs, or due to insolvency or dividend suspensions. Under these circumstances, components will be deleted from the Index and the proceeds allocated equally among all other remaining Index constituents.

The Index is ordinarily comprised of 40-60 constituents. As of December 31, 2023, the Index is comprised of 48 constituents. As of the date of this prospectus, the Fund has significant exposure to the energy sector.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 6.22% (quarter ended September 30, 2023) and the Fund’s lowest quarterly return was -0.98% (quarter ended March 31, 2023).
Average Annual Total Return as of December 31, 2023
Average Annual Returns - Amplify Natural Resources Dividend Income ETF	Label	1 Year	Since Inception	Inception Date
Amplify Natural Resources Dividend Income ETF	Return Before Taxes	15.49%	12.86%	Aug. 23, 2022
Amplify Natural Resources Dividend Income ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	13.85%	11.42%	Aug. 23, 2022
Amplify Natural Resources Dividend Income ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.15%	9.74%	Aug. 23, 2022
EQM Natural Resources Dividend Income Index (reflects no deduction for fees, expenses or taxes)	EQM Natural Resources Dividend Income Index (reflects no deduction for fees, expenses or taxes)	16.95%	14.28%	Aug. 23, 2022
MSCI AC World Index Ex USA Net Index (reflects no deduction for fees, expenses or taxes)	MSCI AC World Index Ex USA Net Index (reflects no deduction for fees, expenses or taxes)	15.62%	12.06%	Aug. 23, 2022
MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	22.20%	12.50%	Aug. 23, 2022

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.